Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jul. 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The table below sets forth information concerning the compensation of our PEO(s) and the other named executive officers for each of the fiscal years set forth below and our financial performance for each such fiscal year. The Compensation Committee did not consider the pay-versus-performance
disclosure below in making its compensation decisions for any of the fiscal years shown. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the section above titled “
Compensation Discussion and Analysis
”.

					Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO–Wernikoff ($) (1)	Summary Compensation Table Total for PEO–Stibel ($) (1)	Compensation Actually Paid to PEO–Wernikoff ($) (2)	Compensation Actually Paid to PEO–Stibel ($) (2)			Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (2)	Net Income (Loss) ($) (4)	Adjusted EBITDA ($) (5)

2025	—	1,334,775	—	15,465,195	944,057	6,117,209	26.24	107.77	15,427,042	172,193,217

2024	12,441,053	61,184,704	(12,431,614)	43,778,341	11,781,128	2,715,864	19.84	92.64	29,962,519	148,113,727

2023	15,952,976	—	20,239,579	—	6,480,194	8,875,106	29.85	71.27	13,953,160	118,691,151

2022	10,398,594	—	(10,419,083)	—	5,676,307	(2,068,778)	20.45	44.15	(48,733,016)	63,704,963

2021	18,860,829 (6)	—	34,286,052	—	30,474,909 (6)	9,876,874	42.46	84.20	(108,663,739)	47,706,558

(1)
For the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 our PEO and remaining non-PEO
named executive officers were as set forth below. For 2024, Mr. Wernikoff served as PEO from January 1, 2024 to July 9, 2024 and Mr. Stibel served as PEO from July 9, 2024 to December 31, 2024.

Year	PEOs	Non-PEO Named Executive Officers

2025	Mr. Stibel	Mr. Watson and Ms. Miller

2024	Mr. Stibel and Mr. Wernikoff	Messrs. Watson, Preece and Radhakrishna and Ms. Miller

2023	Mr. Wernikoff	Messrs. Watson, Preece and Radhakrishna and Ms. Miller

2022	Mr. Wernikoff	Messrs. Watson, Preece and Radhakrishna and Ms. Miller

2021	Mr. Wernikoff	Messrs. Watson and Preece

(2)
The following table reflects the adjustments used to calculate compensation actually paid from the summary compensation table amounts for 2025. The summary compensation table amounts and the compensation actually paid amounts do not reflect the actual amount of compensation earned by or paid to our executive officers during the applicable year, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act. For information regarding the decisions made by our Compensation Committee in regards to our executive officers’ compensation for 2025, see the “
Compensation Discussion and Analysis
” section above.

	2025
	PEO	Average for Non- PEO Named Executive Officers
Total Reported in Summary Compensation Table	1,334,775	944,057
(Minus): Reported SCT Value of Equity Awards	—	—
Plus/(Minus): Equity Award Adjustments (a)	14,130,420	5,173,152

Compensation Actually Paid	15,465,195	6,117,209

(a)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

	Year End Fair Value of Outstanding and Unvested Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Total Equity Award Adjustments

PEO	—	8,469,585	—	5,660,835	—	14,130,420

Non-PEO	—	2,571,416	—	2,601,736	—	5,173,152

(3)
Peer group total shareholder return reflects the Company’s peer group (Nasdaq CTA Internet Index) as reflected in our Annual Report on Form
10-K
for the year ended December 31, 2025 and filed with the SEC on February 23, 2026. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 29, 2021, the date of our IPO.

(4)	Represents net income (loss) reported in our audited financial statements for the applicable year.

(5)
Represents the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO
Named Executive Officers in 2025, as required pursuant to Item 402(v) of Regulation
S-K.
Adjusted EBITDA is defined as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2025, which was filed with the SEC on February 23, 2026.

(6)
The total compensation reported in the Summary Compensation Table in 2021 for our PEO
and non-PEO
named executive officers includes the incremental fair value related to modifications of stock awards granted in prior years. See the section titled “
Executive Compensation Tables—Summary Compensation Table—2021 Equity Award Modifications
” in our Definitive Proxy Statement filed with the SEC on April 24, 2024 in connection with our 2024 annual meeting of stockholders. For our named executive officers in 2021, the total modification value included in the reported value of equity awards in the Summary Compensation Table was as follows: Mr. Wernikoff ($11,355,440), Mr. Watson ($26,792,346) and Mr. Preece ($26,158,244).

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			Mr. Watson and Ms. Miller	Messrs. Watson, Preece and Radhakrishna and Ms. Miller	Messrs. Watson, Preece and Radhakrishna and Ms. Miller	Messrs. Watson, Preece and Radhakrishna and Ms. Miller	Messrs. Watson and Preece
Peer Group Issuers, Footnote	Peer group total shareholder return reflects the Company’s peer group (Nasdaq CTA Internet Index) as reflected in our Annual Report on Form
10-K
			for the year ended December 31, 2025 and filed with the SEC on February 23, 2026. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 29, 2021, the date of our IPO.
Adjustment To PEO Compensation, Footnote
(2)
The following table reflects the adjustments used to calculate compensation actually paid from the summary compensation table amounts for 2025. The summary compensation table amounts and the compensation actually paid amounts do not reflect the actual amount of compensation earned by or paid to our executive officers during the applicable year, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act. For information regarding the decisions made by our Compensation Committee in regards to our executive officers’ compensation for 2025, see the “
Compensation Discussion and Analysis
” section above.

	2025
	PEO	Average for Non- PEO Named Executive Officers
Total Reported in Summary Compensation Table	1,334,775	944,057
(Minus): Reported SCT Value of Equity Awards	—	—
Plus/(Minus): Equity Award Adjustments (a)	14,130,420	5,173,152

Compensation Actually Paid	15,465,195	6,117,209

(a)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

	Year End Fair Value of Outstanding and Unvested Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Total Equity Award Adjustments

PEO	—	8,469,585	—	5,660,835	—	14,130,420

Non-PEO	—	2,571,416	—	2,601,736	—	5,173,152

Non-PEO NEO Average Total Compensation Amount			$ 944,057	$ 11,781,128	$ 6,480,194	$ 5,676,307	$ 30,474,909
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,117,209	2,715,864	8,875,106	(2,068,778)	9,876,874
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table reflects the adjustments used to calculate compensation actually paid from the summary compensation table amounts for 2025. The summary compensation table amounts and the compensation actually paid amounts do not reflect the actual amount of compensation earned by or paid to our executive officers during the applicable year, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act. For information regarding the decisions made by our Compensation Committee in regards to our executive officers’ compensation for 2025, see the “
Compensation Discussion and Analysis
” section above.

	2025
	PEO	Average for Non- PEO Named Executive Officers
Total Reported in Summary Compensation Table	1,334,775	944,057
(Minus): Reported SCT Value of Equity Awards	—	—
Plus/(Minus): Equity Award Adjustments (a)	14,130,420	5,173,152

Compensation Actually Paid	15,465,195	6,117,209

(a)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

	Year End Fair Value of Outstanding and Unvested Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Total Equity Award Adjustments

PEO	—	8,469,585	—	5,660,835	—	14,130,420

Non-PEO	—	2,571,416	—	2,601,736	—	5,173,152

Compensation Actually Paid vs. Total Shareholder Return
The following graph reflects the relationship between the compensation actually paid or earned by our named executive officers and (i) the Company’s cumulative total stockholder return and (ii) the cumulative total stockholder return of the Nasdaq CTA Internet index (as disclosed above), in each case, assuming an initial fixed investment of $100 on June 30, 2021, the date of our IPO.

Compensation Actually Paid vs. Net Income			The following graph compares the compensation actually paid to our PEOs, the average compensation actually paid to our non-PEO named executive officers and net income (loss):
Compensation Actually Paid vs. Company Selected Measure			The following graph compares the compensation actually paid to our PEOs, the average compensation actually paid to our non-PEO named executive officers and Adjusted EBITDA:
Total Shareholder Return Vs Peer Group
The following graph reflects the relationship between the compensation actually paid or earned by our named executive officers and (i) the Company’s cumulative total stockholder return and (ii) the cumulative total stockholder return of the Nasdaq CTA Internet index (as disclosed above), in each case, assuming an initial fixed investment of $100 on June 30, 2021, the date of our IPO.

Tabular List, Table
Tabular List of Financial Performance Measures
The following table presents the financial and
non-financial
measures that, in our assessment, represent the most important financial measures used by the Company to link compensation actually paid to our named executive officers to Company performance in 2025. Adjusted EBITDA and Total Bookings + Partner Revenue, each a financial performance measure, are each used for purposes of determining cash payouts under the Company’s annual bonus plan. Adjusted EBITDA and Total Bookings + Partner Revenue are the only financial performance measures we used to link compensation actually paid to our named executive officers to Company performance in 2025. See above under “
Compensation Discussion and Analysis—Material Elements of Compensation
.” Over time we have considered different performance measures to be the most important, and we would expect them to change in the future as well.

Most Important Performance Measures
Adjusted EBITDA Total Bookings + Partner Revenue
All information provided above under the
“Pay-Versus-Performance”
heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount			$ 26.24	19.84	29.85	20.45	42.46
Peer Group Total Shareholder Return Amount			107.77	92.64	71.27	44.15	84.2
Net Income (Loss)			$ 15,427,042	$ 29,962,519	$ 13,953,160	$ (48,733,016)	$ (108,663,739)
Company Selected Measure Amount			172,193,217	148,113,727	118,691,151	63,704,963	47,706,558
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description	Represents the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO
Named Executive Officers in 2025, as required pursuant to Item 402(v) of Regulation
S-K.
Adjusted EBITDA is defined as set forth in the Company’s Annual Report on Form
10-K
			for the year ended December 31, 2025, which was filed with the SEC on February 23, 2026.
Measure:: 2
Pay vs Performance Disclosure
Name			Total Bookings + Partner Revenue
Mr. Wernikoff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 12,441,053	$ 15,952,976	$ 10,398,594	$ 18,860,829
PEO Actually Paid Compensation Amount			0	(12,431,614)	$ 20,239,579	$ (10,419,083)	$ 34,286,052
PEO Name		Mr. Wernikoff			Mr. Wernikoff	Mr. Wernikoff	Mr. Wernikoff
Mr. Stibel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,334,775	61,184,704	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ 15,465,195	$ 43,778,341	$ 0	$ 0	$ 0
PEO Name	Mr. Stibel		Mr. Stibel
PEO | Mr. Stibel [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 14,130,420
PEO | Mr. Stibel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Stibel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Stibel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,469,585
PEO | Mr. Stibel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Stibel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,660,835
PEO | Mr. Stibel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,173,152
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,571,416
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,601,736
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0